Commitments and Contingencies - Schedule of Future Minimum Rental Payments under Non-cancelable Operating Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 3,939	$ 5,209
2022	5,231	5,189
2023	4,771	4,733
2024	4,139	4,106
2025	1,172	1,163
Thereafter		0
Total	$ 19,252	$ 20,400